Tangible assets	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2026 and 2025, tangible assets (rights of use are not included) were acquired for EUR 2,844 million and EUR 3,197 million, respectively.
Likewise, in the first six months of 2026 and 2025 tangible asset items were disposed of with a carrying amount of EUR 2,923 million and EUR 2,927 million, generating a net profit of EUR 12 million and EUR 1 million, respectively.
b)   Property, plant and equipment purchase commitments
At 30 June 2026 and 2025, Grupo Santander did not have any significant commitments to purchase property, plant and equipment items.
c) Leasing rights
As of 30 June 2026, Grupo Santander has tangible assets under lease for the amount of EUR 1,607 million (EUR 1,556 million at 31 December 2025).